Contractual assets with customers - exclusivity rights	12 Months Ended
Dec. 31, 2025
Contractual assets with customers - exclusivity rights
Contractual assets with customers - exclusivity rights
10. Contractual assets with customers - exclusivity rights

Refers to exclusivity rights reimbursements of Ipiranga’s agreements with reseller service stations that are recognized at the time of their occurrence and amortized according to the conditions established in the agreement. Amortizations are recognized in profit or loss as reductions of sales revenue.

Changes are shown below:

	12/31/2025	12/31/2024	12/31/2023
Opening balance	2,131,902	2,262,508	2,205,591
Additions	522,960	424,477	664,363
Amortization	(469,766)	(555,083)	(607,446)
Closing balance	2,185,096	2,131,902	2,262,508

Current	666,109	658,571	787,206
Non-current	1,518,987	1,473,331	1,475,302